Other Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions [Abstract]
Schedule of Other Provisions

As of December 31, 2024 and 2023, this item is composed as follows:

	2024	2023
	MCh$	MCh$
Provisions for obligations of customer loyalty and merit programs	40,621	36,242
Provisions for lawsuits and litigation	1,592	1,173
Provisions for operational risk	907	341
Other provisions for contingencies	—	264
Total	43,120	38,020

Schedule of Shows the Changes in Provisions	The following table shows the changes in provisions during the year 2024 and 2023:
	Provisions for obligations of customer loyalty and merit programs	Provisions for lawsuits and litigation	Provisions for operational risk	Other provisions for contingencies	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2023	33,609	1,790	1,048	264	36,711
Provisions established	2,633	604	142	—	3,379
Provisions used	—	(863)	(729)	—	(1,592)
Provisions released	—	(358)	(120)	—	(478)
Balances as of December 31, 2023	36,242	1,173	341	264	38,020

Balances as of January 1, 2024	36,242	1,173	341	264	38,020
Provisions established	4,379	1,038	836	—	6,253
Provisions used	—	(482)	(157)	—	(639)
Provisions released	—	(137)	(113)	(264)	(514)
Balances as of December 31, 2024	40,621	1,592	907	—	43,120